Segment reporting (Tables)	12 Months Ended
Mar. 31, 2013
Segment Information
Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expenses	¥89,378	¥6,412	¥95,790	¥—	¥95,790
Impairment losses of goodwill	6,310	—	6,310	—	6,310

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

	Millions of yen
Year ended March 31, 2013	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,275,172	¥194,950	¥4,470,122	¥—	¥4,470,122
Operating expenses	3,406,855	226,087	3,632,942	—	3,632,942

Operating income (loss)	¥868,317	¥(31,137)	¥837,180	¥—	¥837,180

Other income (expense)					¥4,478

Income before income taxes and equity in net income (losses) of affiliates					¥841,658

Depreciation and amortization	¥682,260	¥17,946	¥700,206	¥—	¥700,206

Other significant non-cash item:
Point program expenses	¥64,998	¥9,652	¥74,650	¥—	¥74,650
Impairment losses of goodwill	—	7,281	7,281	—	7,281

Total assets	¥5,199,591	¥411,986	¥5,611,577	¥1,617,248	¥7,228,825

Capital expenditures	¥606,137	¥19,272	¥625,409	¥128,251	¥753,660

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2011	2012	2013
Mobile communications services	¥3,354,634	¥3,326,493	¥3,168,478
—Voice revenues	1,712,218	1,541,884	1,274,584
— Packet communications revenues	1,642,416	1,784,609	1,893,894
Equipment sales	477,404	498,889	758,093
Other operating revenues	392,235	414,621	543,551

Total operating revenues	¥4,224,273	¥4,240,003	¥4,470,122